Shareholder Report, Holdings (Details) - Capital Group Central Corporate Bond Fund (Class M)	May 31, 2026
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.65%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Other Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
US Treasury Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
Other Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Short Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.67%	[1]

[1]	Includes derivatives.